Dean Small Cap Value Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.09% Shares Fair Value
Consumer Discretionary — 11.75%
American Woodmark Corp.
(a)
18,525 $ 1,414,754
Carter's, Inc. 38,269 2,778,329
Fox Factory Holding Corp.
(a)
11,822 1,282,805
Johnson Outdoors, Inc., Class A 33,882 2,082,049
Medifast, Inc. 29,982 2,763,141
Methode Electronics, Inc. 69,470 2,328,634
Miller Industries, Inc. 53,991 1,915,061
Standard Motor Products, Inc. 136,137 5,107,861
TRI Pointe Group, Inc.
(a)
43,388 1,425,730
Wendy's Co. (The) 115,783 2,518,280
23,616,644
Consumer Staples — 3.96%
Calavo Growers, Inc. 55,454 1,609,275
Cal-Maine Foods, Inc. 48,020 2,160,901
Fresh Del Monte Produce, Inc. 44,119 1,134,299
John B. Sanfilippo & Son, Inc. 9,994 1,171,996
Lancaster Colony Corp. 5,850 1,176,377
SpartanNash Co. 30,957 696,842
7,949,690
Energy — 1.54%
Dril-Quip, Inc.
(a)
68,129 1,585,362
World Fuel Services Corp. 72,882 1,507,200
3,092,562
Financials — 21.37%
1st Source Corp. 58,745 2,463,178
Camden National Corp. 112,005 3,468,795
Capitol Federal Financial, Inc. 572,456 3,532,053
Cathay General Bancorp 84,704 2,726,622
Diamond Hill Investment Group, Inc. 21,938 3,757,980
Employers Holdings, Inc. 75,198 2,813,157
Federated Hermes, Inc., Class B 40,951 1,468,093
Great Southern Bancorp, Inc. 44,119 2,238,157
Nelnet, Inc., Class A 36,076 3,480,612
PJT Partners, Inc., Class A 52,041 3,624,135
QCR Holdings, Inc. 71,054 2,915,346
Safety Insurance Group, Inc. 46,435 3,330,319
Washington Federal, Inc. 82,145 2,178,485
Waterstone Financial, Inc. 164,046 2,377,027
White Mountains Insurance Group Ltd. 1,828 2,538,927
42,912,886
Health Care — 10.15%
Haemonetics Corp.
(a)
12,797 1,089,537
National Healthcare Corp. 78,245 4,837,105
Patterson Companies, Inc. 121,999 4,057,687
Perrigo Co. PLC 33,638 1,142,010

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.09% - continued Shares Fair Value
Health Care — 10.15% - continued
Phibro Animal Health Corp., Class A 133,211 $ 1,824,991
Premier, Inc., Class A 167,703 4,638,665
Prestige Consumer Healthcare, Inc.
(a)
47,166 2,803,075
20,393,070
Industrials — 11.77%
Advanced Energy Industries, Inc. 17,550 1,955,948
Argan, Inc. 89,336 3,520,731
AZZ, Inc. 74,589 3,241,638
Brady Corp., Class A 74,832 3,559,758
Heartland Express, Inc. 186,350 3,058,004
Mueller Water Products, Inc. 104,814 1,701,131
Seaboard Corp. 1,097 3,906,110
Werner Enterprises, Inc. 61,304 2,708,411
23,651,731
Materials — 5.66%
Alamos Gold, Inc., Class A 131,018 1,561,735
NewMarket Corp. 1,950 784,134
Sensient Technologies Corp. 58,623 4,169,854
SSR Mining, Inc. 109,324 1,550,214
Stepan Co. 34,613 3,307,618
11,373,555
Real Estate — 9.86%
CareTrust REIT, Inc. 70,810 1,406,287
Cousins Properties, Inc. 158,806 3,620,776
Equity Commonwealth 215,478 4,365,584
Getty Realty Corp. 60,817 2,056,831
Physicians Realty Trust 364,412 5,098,124
Universal Health Realty Income Trust 68,739 3,270,602
19,818,204
Technology — 7.05%
Benchmark Electronics, Inc. 88,117 2,276,062
CSG Systems International, Inc. 59,476 3,136,764
MAXIMUS, Inc. 29,129 2,461,692
NextGen Healthcare, Inc.
(a)
140,402 2,277,320
Viavi Solutions, Inc.
(a)
205,728 2,330,898
Vishay Intertechnology, Inc. 57,404 1,687,678
14,170,414
Utilities — 11.98%
American States Water Co. 41,316 3,594,492
Avista Corp. 83,973 3,297,620
Northwest Natural Holding Co. 55,698 2,397,799
NorthWestern Corp. 62,523 3,548,805
ONE Gas, Inc. 39,854 3,061,186
Portland General Electric Co. 92,748 4,343,389

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.09% - continued Shares Fair Value
Utilities — 11.98% - continued
Spire, Inc. 60,329 $ 3,827,271
24,070,562
Total Common Stocks (Cost $194,565,438) 191,049,318
Total Investments — 95.09% (Cost $194,565,438) 191,049,318
Other Assets in Excess of Liabilities — 4.91% 9,869,174
NET ASSETS — 100.00% $ 200,918,492
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.89% Shares Fair Value
Communications — 3.62%
Omnicom Group, Inc. 16,127 $ 1,534,484
Take-Two Interactive Software, Inc.
(a)
8,293 1,220,398
2,754,882
Consumer Discretionary — 10.08%
AutoZone, Inc.
(a)
549 1,368,855
BorgWarner, Inc. 26,253 1,284,034
Genuine Parts Co. 6,643 1,124,195
Masco Corp. 21,854 1,253,983
PulteGroup, Inc. 18,143 1,409,347
Skechers U.S.A., Inc., Class A
(a)
23,412 1,232,876
7,673,290
Consumer Staples — 7.92%
BJ's Wholesale Club Holdings, Inc.
(a)
15,257 961,344
Casey's General Stores, Inc. 5,315 1,296,222
Conagra Brands, Inc. 41,372 1,395,063
Flowers Foods, Inc. 52,276 1,300,627
US Foods Holding Corp.
(a)
24,466 1,076,504
6,029,760
Energy — 3.20%
Baker Hughes Co. 39,035 1,233,897
Pioneer Natural Resources Co. 5,819 1,205,580
2,439,477
Financials — 14.17%
Ameriprise Financial, Inc. 4,719 1,567,463
Assurant, Inc. 10,400 1,307,488
Fifth Third Bancorp 39,723 1,041,140
Globe Life, Inc. 13,745 1,506,727
Raymond James Financial, Inc. 15,257 1,583,219
Regions Financial Corp. 61,760 1,100,563
Reinsurance Group of America, Inc. 9,484 1,315,336
W.R. Berkley Corp. 23,046 1,372,620
10,794,556
Health Care — 8.13%
Chemed Corp. 2,199 1,191,132
Encompass Health Corp. 23,458 1,588,342
Jazz Pharmaceuticals PLC
(a)
8,237 1,021,141
Quest Diagnostics, Inc. 7,743 1,088,356
Zimmer Biomet Holdings, Inc. 8,934 1,300,790
6,189,761
Industrials — 18.83%
Curtiss-Wright Corp. 7,102 1,304,353
Dover Corp. 8,384 1,237,898
FTI Consulting, Inc.
(a)
7,285 1,385,607
Hubbell, Inc. 5,498 1,822,918
ITT, Inc. 14,524 1,353,782

Dean Mid Cap Value Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.89% - continued Shares Fair Value
Industrials — 18.83% - continued
Littelfuse, Inc. 3,935 $ 1,146,305
MSC Industrial Direct Co., Inc., Class A 14,111 1,344,496
nVent Electric PLC 31,018 1,602,700
Regal Rexnord Corp. 4,261 655,768
Republic Services, Inc. 8,843 1,354,482
Stanley Black & Decker, Inc. 12,081 1,132,111
14,340,420
Materials — 6.37%
Avery Dennison Corp. 6,681 1,147,796
Eagle Materials, Inc. 7,010 1,306,804
Eastman Chemical Co. 15,165 1,269,614
FMC Corp. 10,813 1,128,228
4,852,442
Real Estate — 8.87%
Alexandria Real Estate Equities, Inc. 5,819 660,398
AvalonBay Communities, Inc. 6,918 1,309,369
CBRE Group, Inc., Class A
(a)
14,386 1,161,094
Regency Centers Corp. 18,006 1,112,231
STAG Industrial, Inc. 35,141 1,260,859
Welltower, Inc. 15,486 1,252,663
6,756,614
Technology — 5.87%
Arrow Electronics, Inc.
(a)
11,683 1,673,356
Broadridge Financial Solutions, Inc. 8,843 1,464,666
Corning, Inc. 37,981 1,330,854
4,468,876
Utilities — 8.83%
Ameren Corp. 15,348 1,253,471
Atmos Energy Corp. 12,691 1,476,471
CenterPoint Energy, Inc. 44,442 1,295,484
CMS Energy Corp. 23,320 1,370,050
Xcel Energy, Inc. 21,350 1,327,330
6,722,806
Total Common Stocks (Cost $57,153,238) 73,022,884
Total Investments — 95.89% (Cost $57,153,238) 73,022,884
Other Assets in Excess of Liabilities — 4.11% 3,132,378
NET ASSETS — 100.00% $ 76,155,262
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.05% Shares Fair Value
Communications — 6.96%
BCE, Inc. 46,963 $ 2,141,044
Omnicom Group, Inc. 12,555 1,194,608
Verizon Communications, Inc. 54,348 2,021,202
5,356,854
Consumer Discretionary — 4.75%
Home Depot, Inc. (The) 6,386 1,983,747
Packaging Corp. of America 12,642 1,670,767
3,654,514
Consumer Staples — 12.73%
Altria Group, Inc. 53,306 2,414,761
Flowers Foods, Inc. 53,827 1,339,216
Kimberly-Clark Corp. 16,769 2,315,127
PepsiCo, Inc. 7,081 1,311,543
Philip Morris International, Inc. 16,856 1,645,483
Sysco Corp. 10,513 780,065
9,806,195
Energy — 7.02%
Chevron Corp. 14,988 2,358,362
EOG Resources, Inc. 11,122 1,272,802
Kinder Morgan, Inc., Class P 102,875 1,771,507
5,402,671
Financials — 13.93%
BlackRock, Inc. 1,825 1,261,331
Canadian Imperial Bank of Commerce 30,758 1,312,751
JPMorgan Chase & Co. 11,209 1,630,237
PNC Financial Services Group, Inc. (The) 10,861 1,367,943
Principal Financial Group, Inc. 19,724 1,495,868
Prudential Financial, Inc. 16,900 1,490,918
T. Rowe Price Group, Inc. 19,463 2,180,244
10,739,292
Health Care — 10.55%
Amgen, Inc. 7,733 1,716,881
Bristol-Myers Squibb Co. 20,245 1,294,668
Johnson & Johnson 14,814 2,452,013
Merck & Co., Inc. 14,119 1,629,191
Pfizer, Inc. 28,065 1,029,424
8,122,177
Industrials — 9.99%
Fastenal Co. 33,582 1,981,002
Lockheed Martin Corp. 2,389 1,099,848
Paychex, Inc. 9,818 1,098,340
Union Pacific Corp. 7,255 1,484,518
United Parcel Service, Inc., Class B 11,339 2,032,516
7,696,224

Dean Equity Income Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 95.05% - continued Shares Fair Value
Materials — 1.84%
Air Products & Chemicals, Inc. 4,735 $ 1,418,275
Real Estate — 8.19%
American Tower Corp., Class A 7,429 1,440,780
Digital Realty Trust, Inc. 15,553 1,771,020
Essex Property Trust, Inc. 5,474 1,282,558
Lamar Advertising Co., Class A 18,246 1,810,916
6,305,274
Technology — 6.88%
Broadcom, Inc. 1,347 1,168,428
Cisco Systems, Inc. 40,533 2,097,177
Texas Instruments, Inc. 11,295 2,033,327
5,298,932
Utilities — 12.21%
Alliant Energy Corp. 22,026 1,155,924
American Electric Power Co., Inc. 17,204 1,448,577
Duke Energy Corp. 20,245 1,816,786
Eversource Energy 21,418 1,518,965
WEC Energy Group, Inc. 21,027 1,855,423
Xcel Energy, Inc. 25,806 1,604,359
9,400,034
Total Common Stocks (Cost $74,314,001) 73,200,442
Total Investments — 95.05% (Cost $74,314,001) 73,200,442
Other Assets in Excess of Liabilities — 4.95% 3,813,528
NET ASSETS — 100.00% $ 77,013,970